Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising the cash paid for awards (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Remuneration of key personnel
Cash paid, immediate	€ 3,079	€ 515
Cash paid, deferred	1,827	2,586
Ana Botín
Remuneration of key personnel
Cash paid, immediate	1,838	334
Cash paid, deferred	1,102	1,550
José Antonio Álvarez
Remuneration of key personnel
Cash paid, immediate	1,241	181
Cash paid, deferred	€ 726	€ 1,037